Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2017
HC Capital Trust

The date of this Supplement is July 27, 2018

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): On July 27, 2018, amendments to City of London Investment Management Company Limited (“CLIM”)’s Portfolio Management Agreements with each of the Portfolios was approved by the shareholders of each respective Portfolio. These amendments provide for an increase in the Specialist Manager fee payable to CLIM.. Accordingly, the following material supplements the Prospectus dated November 1, 2017 to update the information about CLIM related to these two Portfolios.

1. The Intermediate Term Municipal Bond Portfolio’s fee table and expense example table disclosures on page 111 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.27%
Other Expenses		0.07%
Total Annual Portfolio Operating Expenses		0.34%

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

2. The Intermediate Term Municipal Bond II Portfolio’s fee table and expense example table disclosures on page 116 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.24%
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Portfolio Operating Expenses		0.35%

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

The Intermediate Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2017
HC Capital Trust

The date of this Supplement is July 27, 2018

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): On July 27, 2018, amendments to City of London Investment Management Company Limited (“CLIM”)’s Portfolio Management Agreements with each of the Portfolios was approved by the shareholders of each respective Portfolio. These amendments provide for an increase in the Specialist Manager fee payable to CLIM.. Accordingly, the following material supplements the Prospectus dated November 1, 2017 to update the information about CLIM related to these two Portfolios.

1. The Intermediate Term Municipal Bond Portfolio’s fee table and expense example table disclosures on page 111 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.27%
Other Expenses		0.07%
Total Annual Portfolio Operating Expenses		0.34%

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
The Intermediate Term Municipal Bond Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431
THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2017
HC Capital Trust

The date of this Supplement is July 27, 2018

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): On July 27, 2018, amendments to City of London Investment Management Company Limited (“CLIM”)’s Portfolio Management Agreements with each of the Portfolios was approved by the shareholders of each respective Portfolio. These amendments provide for an increase in the Specialist Manager fee payable to CLIM.. Accordingly, the following material supplements the Prospectus dated November 1, 2017 to update the information about CLIM related to these two Portfolios.

2. The Intermediate Term Municipal Bond II Portfolio’s fee table and expense example table disclosures on page 116 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.24%
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Portfolio Operating Expenses		0.35%

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO | HC STRATEGIC SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443